Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Other reserves*	Retained earnings	Total equity	Non-controlling interests
Equity attributable to owners of parent		€ 2,095.4	€ 22.6	€ 370.1	€ 94.8	€ (13.2)	€ (11.8)	€ 2,557.9
Equity	€ 2,556.7								€ (1.2)
Equity attributable to owners, beginning balance at Dec. 31, 2019		2,095.4	22.6	370.1	94.8	(13.2)	(11.8)	2,557.9
Equity at Dec. 31, 2019	2,556.7								(1.2)
Equity owners of the parent	166.5						166.5	166.5
Profit for the period	166.4								(0.1)
Other comprehensive income for the period	(19.9)				(9.3)	4.4	(15.0)	(19.9)
Total comprehensive income for the period	146.6				(9.3)	4.4	151.5	146.6
Comprehensive income	146.5								(0.1)
Founder Preferred Shares Annual Dividend Amount		124.6		(124.6)
Issue of ordinary shares	0.3	8.2	(7.9)					0.3
Share based payment charge	5.3		5.3					5.3
Reduction of issued capital	(479.8)	(479.8)						(479.8)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	0.0	0.7	(0.7)					0.0
Reclassification of awards for settlement of tax liabilities	(14.2)		(14.2)					(14.2)
Total transactions with owners, recognized directly in equity	(489.4)	(346.3)	(17.5)	(124.6)	0.0	0.0	(2.3)	(490.7)	1.3
Equity attributable to owners, ending balance at Sep. 30, 2020		1,749.1	5.1	245.5	85.5	(8.8)	137.4	2,213.8
Equity at Sep. 30, 2020	2,213.8								0.0
Non controlling interest through acquisition of subsidiary	(1.0)						(2.3)	(2.3)	1.3
Equity owners of the parent	166.5						166.5	166.5
Profit for the period	166.4								(0.1)
Other comprehensive income for the period	(19.9)				(9.3)	4.4	(15.0)	(19.9)
Equity owners of the parent	146.6				(9.3)	4.4	151.5	146.6
Comprehensive income	146.5								(0.1)
Founder Preferred Shares Annual Dividend Amount		124.6		(124.6)
Share based payment charge	5.3		5.3					5.3
Issue of ordinary shares	0.3	8.2	(7.9)					0.3
Repurchase of ordinary shares	479.8	479.8						479.8
Reclassification of awards for settlement of tax liabilities	(14.2)		(14.2)					(14.2)
Total transactions with owners, recognized directly in equity	(489.4)	(346.3)	(17.5)	(124.6)	0.0	0.0	(2.3)	(490.7)	1.3
Equity attributable to owners of parent		1,749.1	5.1	245.5	85.5	(8.8)	137.4	2,213.8
Equity	2,213.8								€ 0.0
Equity attributable to owners of the parent (restated)					86.3	(26.1)
Equity attributable to owners of parent	2,126.1	1,620.5	8.3	245.5	84.7	(24.5)	191.6	2,126.1
Equity attributable to owners of the parent (restated)					86.3	(26.1)
Equity attributable to owners, beginning balance at Dec. 31, 2020	2,126.1	1,620.5	8.3	245.5	84.7	(24.5)	191.6	2,126.1
Equity owners of the parent	152.2						152.2	152.2
Profit for the period	152.2
Other comprehensive income for the period	57.0				5.8	29.1	22.1	57.0
Total comprehensive income for the period	209.2	0.0	0.0	0.0	5.8	29.1	174.3	209.2
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory						2.9		2.9
Comprehensive income	209.2
Founder Preferred Shares Annual Dividend Amount		79.5		(79.5)				0.0
Issue of ordinary shares		0.1	(0.1)					0.0
Share based payment charge			1.8					1.8
Reduction of issued capital		(10.5)						(10.5)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.6	(0.6)
Reclassification of awards for settlement of tax liabilities		0.0	(5.6)				(11.1)	(16.7)
Total transactions with owners, recognized directly in equity		69.7	(4.5)	(79.5)	0.0	0.0	(11.1)	(25.4)
Equity attributable to owners, ending balance at Sep. 30, 2021	2,312.8	1,690.2	3.8	166.0	92.1	5.9	354.8	2,312.8
Fair value gain (loss) that would have been recognised in profit or loss or other comprehensive income if financial assets had not been reclassified as measured at amortised cost, initial application of IFRS 9					1.6	(1.6)
Equity owners of the parent	152.2						152.2	152.2
Profit for the period	152.2
Other comprehensive income for the period	57.0				5.8	29.1	22.1	57.0
Equity owners of the parent	209.2	0.0	0.0	0.0	5.8	29.1	174.3	209.2
Comprehensive income	209.2
Founder Preferred Shares Annual Dividend Amount		79.5		(79.5)				0.0
Share based payment charge			1.8					1.8
Issue of ordinary shares		0.1	(0.1)					0.0
Repurchase of ordinary shares		10.5						10.5
Reclassification of awards for settlement of tax liabilities		0.0	(5.6)				(11.1)	(16.7)
Total transactions with owners, recognized directly in equity		69.7	(4.5)	(79.5)	0.0	0.0	(11.1)	(25.4)
Equity attributable to owners of parent	€ 2,312.8	€ 1,690.2	€ 3.8	€ 166.0	€ 92.1	€ 5.9	€ 354.8	€ 2,312.8